LITMAN GREGORY FUNDS TRUST

Supplement dated December 20, 2017 to the

Prospectus and Statement of Additional Information (“SAI”)

of the Litman Gregory Funds Trust dated April 30, 2017, as supplemented

Notice to Existing and Prospective Shareholders of the Litman Gregory Masters Alternative Strategies Fund:

Effective with the completion of the transition of assets to the remaining sub-advisors, but no later than December 31, 2017, Passport Capital, LLC will be removed as a sub-advisor and John Burbank will be removed as the portfolio manager to the Litman Gregory Masters Alternative Strategies Fund. Accordingly, all references to Passport Capital, LLC in connection with the Litman Gregory Masters Alternative Strategies Fund, and all references to John Burbank, will be hereby deleted as of the termination date from the Prospectus and SAI dated April 30, 2017, as supplemented.

The following information replaces the table in the section entitled “Summary Section-Management” on page 17 of the Prospectus dated April 30, 2017, as supplemented:

INVESTMENT ADVISOR	PORTFOLIO MANAGER	MANAGED THE ALTERNATIVE STRATEGIES FUND SINCE:
Litman Gregory Fund Advisors, LLC	Jeremy DeGroot, CFA, President of the Trust, Principal, Chief Investment Officer and Portfolio Manager	2011
SUB-ADVISOR	PORTFOLIO MANAGER	MANAGED THE ALTERNATIVE STRATEGIES FUND SINCE:
DCI, LLC

Stephen Kealhofer, Head of Research and Portfolio Manager

Tim Kasta, Chief Executive Officer and Portfolio Manager

Richard Donick, President, Chief Risk Officer and Portfolio Manager

Paul Harrison, Chief Investment Officer and Portfolio Manager

Bin Zeng, Head of Credit Research and Portfolio Manager

Adam Dwinells, Head of Portfolio Management and Portfolio Manager

2017 2017 2017 2017 2017 2017
DoubleLine Capital LP	Jeffrey Gundlach, Chief Executive Officer, Chief Investment Officer and Portfolio Manager Jeffrey Sherman, CFA, Deputy Chief Investment Officer and Portfolio Manager	2011 2017
First Pacific Advisors, LLC	Steven Romick, CFA, Managing Partner and Portfolio Manager Brian Selmo, CFA, Partner and Portfolio Manager Mark Landecker, CFA, Partner and Portfolio Manager	2011 2011 2011

SUB-ADVISOR	PORTFOLIO MANAGER	MANAGED THE ALTERNATIVE STRATEGIES FUND SINCE:
Loomis, Sayles & Company, L.P.	Matthew Eagan, CFA, Vice President and Portfolio Manager Kevin Kearns, Vice President and Portfolio Manager Todd Vandam, CFA, Vice President and Portfolio Manager	2011 2011 2011
Water Island Capital, LLC	John Orrico, CFA, President, Chief Investment Officer and Portfolio Manager Todd Munn, Portfolio Manager Roger Foltynowicz, CAIA, Portfolio Manager Gregg Loprete, Portfolio Manager	2011 2011 2011 2011

The following information replaces the first and fourth paragraphs and the table in the section entitled “Litman Gregory Masters Alternative Strategies Fund -Sub-Advisors” on page 45 of the Prospectus dated April 30, 2017, as supplemented:

(Changes are in boldface and underlined)

Litman Gregory’s strategy is to allocate the portfolio’s assets among the Alternative Strategies Fund’s five sub-advisors to provide investors a mix of strategies that Litman Gregory believes offer risk-return characteristics that are attractive individually and even more compelling collectively. Allocations among sub-advisors are based on a number of factors, including Litman Gregory’s expectation for the risk-adjusted return potential of each sub-advisor’s strategy and the impact on overall portfolio risk, with the objective of maximizing return subject to the goals of low volatility and relatively low correlation with broad financial markets, especially the stock market. Litman Gregory may at times adjust the allocations of capital to sub-advisors if it believes there is a highly compelling tactical opportunity in a particular sub-advisor’s strategy. Portfolio assets will be tactically allocated to the sub-advisors in accordance with the target allocation range for each sub-advisor specified in the table below, as measured at the time of allocation.

The following table provides a description of the Alternative Strategies Fund’s five sub-advisors and their current target levels of assets. Asset levels will fluctuate, and it is at the discretion of Litman Gregory to re-balance the asset allocations. A detailed discussion of the management structure of the Alternative Strategies Fund follows the table.

PORTFOLIO MANAGER(S)/SUB-ADVISOR	CURRENT TARGET ALLOCATION AND TARGET ASSET ALLOCATION RANGE	STRATEGY

Stephen Kealhofer Tim Kasta Richard Donick Paul Harrison Bin Zeng Adam Dwinells DCI, LLC	19% 9%-29%	Long-Short Credit

Jeffrey Gundlach Jeffrey Sherman, CFA DoubleLine Capital LP	25% 15%-35%	Opportunistic Income

PORTFOLIO MANAGER(S)/SUB-ADVISOR	CURRENT TARGET ALLOCATION AND TARGET ASSET ALLOCATION RANGE	STRATEGY
Steven Romick, CFA Brian Selmo, CFA Mark Landecker, CFA First Pacific Advisors, LLC	18% 8%-28%	Contrarian Opportunity

Matthew Eagan, CFA Kevin Kearns Todd Vandam, CFA Loomis, Sayles & Company, L.P.	19% 9%-29%	Strategic Alpha Fixed Income

John Orrico, CFA Todd Munn Roger Foltynowicz, CAIA Gregg Loprete Water Island Capital, LLC	19% 9%-29%	Arbitrage

Please keep this Supplement with your Prospectus and Statement of Additional Information.

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